OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES
Schedule of other payables

	December 31,
	2020	2019
	U.S. dollars in thousands
Employees	$4,451	$2,685
Institutions	743	412
Interest payable	6	10
Deferred revenues and advances from customers	732	308
Miscellaneous	41	40
	$5,973	$3,455